Significant partly-owned subsidiary - Selected Income and Cash Flow Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Operating revenues	$ 22,883	$ 23,793
Net earnings	2,699	3,253
Net earnings attributable to NCI	65	62
Total comprehensive income	3,153	3,486
Total comprehensive income attributable to NCI	64	58
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Operating revenues	754	878
Net earnings	202	193
Net earnings attributable to NCI	64	61
Total comprehensive income	200	181
Total comprehensive income attributable to NCI	63	58
Cash dividends paid to NCI	53	$ 65
CTV Specialty hedge
Disclosure of subsidiaries [line items]
Total comprehensive income attributable to NCI	$ 5